Summary of Information about Stock Options Activity (Parenthetical) (Detail) In Millions, unless otherwise specified	1 Months Ended
Jul. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted options, issuance of new shares	18